Loans and Borrowings (Schedule of Principal Loans and Borrowings) (Details) - EUR (€) € in Thousands	6 Months Ended
	Jun. 30, 2018	Dec. 31, 2017	[1]
Statement Line Items [Line Items]
Identity of borrower	Five of the Company Italian subsidiaries
Loan date	May 2018
Original amount of loan	€ 33,700
Interest Mechanism and rate	Semiannual interest rate equal to the Euribor 6 month rate plus a margin of 185 basis points
Payment date of principal	June and December 30 of each of the years 2018-2028
Original amount of loan	€ 63,676	€ 42,091
Fair Value [Member]
Statement Line Items [Line Items]
Original amount of loan	33,450
Less current maturities	2,825
Total material Company loans issued in the period	30,625
Carrying amount [Member]
Statement Line Items [Line Items]
Original amount of loan	36,975
Less current maturities	3,434
Total material Company loans issued in the period	€ 33,360

[1]	The data was taken from the audited annual financial statements.